Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 35.1% †

Common Stock – 35.1%

Advertising – 0.0% *
Omnicom Group Inc.	541	$26,780	(a)
The Interpublic Group of Companies Inc.	966	16,103	(a)
		42,883

Aerospace & Defense – 0.6%
General Dynamics Corp.	568	78,628	(a)
Howmet Aerospace Inc.	1,019	17,038	(a)
Huntington Ingalls Industries Inc.	97	13,653	(a)
L3Harris Technologies Inc.	539	91,544	(a)
Lockheed Martin Corp.	610	233,801	(a)
Northrop Grumman Corp.	385	121,463	(a)
Raytheon Technologies Corp.	3,759	216,293	(a)
Teledyne Technologies Inc.	87	26,988	(a,b)
Textron Inc.	598	21,582	(a)
The Boeing Co.	1,325	218,969	(a)
TransDigm Group Inc.	134	63,666	(a)
		1,103,625

Agricultural & Farm Machinery – 0.1%
Deere & Co.	780	172,871	(a)

Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	1,375	63,924	(a)

Air Freight & Logistics – 0.3%
CH Robinson Worldwide Inc.	332	33,927	(a)
Expeditors International of Washington Inc.	423	38,290	(a)
FedEx Corp.	591	148,648	(a)
United Parcel Service Inc., Class B	1,738	289,603	(a)
		510,468

Airlines – 0.1%
Alaska Air Group Inc.	321	11,758	(a)
American Airlines Group Inc.	1,094	13,445	(a)
Delta Air Lines Inc.	1,600	48,928	(a)
Southwest Airlines Co.	1,459	54,713	(a)
United Airlines Holdings Inc.	636	22,101	(a,b)
		150,945

Alternative Carriers – 0.0% *
CenturyLink Inc.	2,374	23,954	(a)

Apparel Retail – 0.1%
L Brands Inc.	587	18,673	(a)
Ross Stores Inc.	875	81,655	(a)
The Gap Inc.	530	9,026	(a)
The TJX Companies Inc.	2,965	165,002	(a)
		274,356

Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	996	15,687	(a)
PVH Corp.	208	12,405	(a)
Ralph Lauren Corp.	113	7,680	(a)
Tapestry Inc.	636	9,941	(a)
Under Armour Inc., Class A	479	5,379	(a,b)
Under Armour Inc., Class C	482	4,743	(a,b)
VF Corp.	824	57,886	(a)
		113,721

Application Software – 0.9%
Adobe Inc.	1,185	581,160	(a,b)
ANSYS Inc.	216	70,682	(a,b)
Autodesk Inc.	545	125,900	(a,b)
Cadence Design Systems Inc.	700	74,641	(a,b)
Citrix Systems Inc.	288	39,660	(a)
Intuit Inc.	651	212,363	(a)
Paycom Software Inc.	120	37,356	(a,b)
salesforce.com Inc.	2,235	561,700	(a,b)
Synopsys Inc.	380	81,312	(a,b)
Tyler Technologies Inc.	100	34,856	(a,b)
		1,819,630

	Number of Shares	Fair Value
Asset Management & Custody Banks – 0.3%
Ameriprise Financial Inc.	311	$47,928	(a)
BlackRock Inc.	351	197,806	(a)
Franklin Resources Inc.	592	12,047	(a)
Invesco Ltd.	809	9,231	(a)
Northern Trust Corp.	530	41,324	(a)
State Street Corp.	861	51,083	(a,c)
T Rowe Price Group Inc.	554	71,034	(a)
The Bank of New York Mellon Corp.	1,995	68,509	(a)
		498,962

Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	539	20,881	(a)

Automobile Manufacturers – 0.1%
Ford Motor Co.	9,815	65,368	(a)
General Motors Co.	3,133	92,705	(a)
		158,073

Automotive Retail – 0.1%
Advance Auto Parts Inc.	165	25,327	(a)
AutoZone Inc.	57	67,125	(a,b)
CarMax Inc.	403	37,040	(a,b)
O’Reilly Automotive Inc.	183	84,378	(a,b)
		213,870

Biotechnology – 0.8%
AbbVie Inc.	4,367	382,506	(a)
Alexion Pharmaceuticals Inc.	559	63,966	(a,b)
Amgen Inc.	1,457	370,311	(a)
Biogen Inc.	400	113,472	(a,b)
Gilead Sciences Inc.	3,076	194,372	(a)
Incyte Corp.	448	40,204	(a,b)
Regeneron Pharmaceuticals Inc.	251	140,505	(a,b)
Vertex Pharmaceuticals Inc.	646	175,789	(a,b)
		1,481,125

Brewers – 0.0% *
Molson Coors Beverage Co., Class B	481	16,142	(a)

Broadcasting – 0.1%
Discovery Inc., Class A	361	7,859	(a,b)
Discovery Inc., Class C	797	15,621	(a,b)
Fox Corp., Class A	897	24,963	(a)
Fox Corp., Class B	383	10,713	(a,b)
ViacomCBS Inc., Class B	1,404	39,326	(a)
		98,482

Building Products – 0.1%
AO Smith Corp.	300	15,840	(a)
Carrier Global Corp.	2,013	61,477	(a)
Fortune Brands Home & Security Inc.	333	28,811	(a)
Johnson Controls International PLC	1,880	76,798	(a)
Masco Corp.	673	37,103	(a)
		220,029

Cable & Satellite – 0.4%
Charter Communications Inc., Class A	372	232,254	(a,b)
Comcast Corp., Class A	11,322	523,756	(a)
DISH Network Corp., Class A	632	18,347	(a,b)
		774,357

Casinos & Gaming – 0.0% *
Las Vegas Sands Corp.	771	35,975	(a)
MGM Resorts International	920	20,010	(a)
Wynn Resorts Ltd.	233	16,732	(a)
		72,717

Commodity Chemicals – 0.1%
Dow Inc.	1,882	88,548	(a)
LyondellBasell Industries N.V., Class A	640	45,114	(a)
		133,662

Communications Equipment – 0.3%
Arista Networks Inc.	127	26,280	(a,b)
Cisco Systems Inc.	10,460	412,019	(a)
F5 Networks Inc.	168	20,625	(a,b)
Juniper Networks Inc.	845	18,168	(a)
Motorola Solutions Inc.	433	67,899	(a)
		544,991

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	551	$61,321	(a)

Construction & Engineering – 0.0% *
Jacobs Engineering Group Inc.	308	28,573	(a)
Quanta Services Inc.	358	18,924	(a)
		47,497

Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	1,350	201,353	(a)
Cummins Inc.	364	76,862	(a)
PACCAR Inc.	841	71,720	(a)
Westinghouse Air Brake Technologies Corp.	399	24,690	(a)
		374,625

Construction Materials – 0.0% *
Martin Marietta Materials Inc.	149	35,069	(a)
Vulcan Materials Co.	328	44,457	(a)
		79,526

Consumer Electronics – 0.0% *
Garmin Ltd.	351	33,296	(a)

Consumer Finance – 0.2%
American Express Co.	1,627	163,107	(a)
Capital One Financial Corp.	1,123	80,699	(a)
Discover Financial Services	727	42,006	(a)
Synchrony Financial	1,416	37,056	(a)
		322,868

Copper – 0.0% *
Freeport-McMoRan Inc.	3,627	56,726	(a)

Data Processing & Outsourced Services – 1.6%
Automatic Data Processing Inc.	1,078	150,370	(a)
Broadridge Financial Solutions Inc.	285	37,620	(a)
Fidelity National Information Services Inc.	1,527	224,790	(a)
Fiserv Inc.	1,384	142,621	(a,b)
FleetCor Technologies Inc.	204	48,572	(a,b)
Global Payments Inc.	744	132,120	(a)
Jack Henry & Associates Inc.	192	31,217	(a)
Mastercard Inc., Class A	2,194	741,945	(a)
Paychex Inc.	776	61,902	(a)
PayPal Holdings Inc.	2,912	573,751	(a,b)
The Western Union Co.	991	21,237	(a)
Visa Inc., Class A	4,168	833,475	(a)
		2,999,620

Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	462	34,798	(a)
Constellation Brands Inc., Class A	425	80,542	(a)
		115,340

Distributors – 0.0% *
Genuine Parts Co.	357	33,976	(a)
LKQ Corp.	736	20,409	(a,b)
		54,385

Diversified Banks – 0.9%
Bank of America Corp.	18,822	453,422	(a)
Citigroup Inc.	5,118	220,637	(a)
JPMorgan Chase & Co.	7,562	727,994	(a)
U.S. Bancorp	3,441	123,360	(a)
Wells Fargo & Co.	10,185	239,449	(a)
		1,764,862

Diversified Chemicals – 0.0% *
Eastman Chemical Co.	349	27,264	(a)

Diversified Support Services – 0.1%
Cintas Corp.	211	70,227	(a)
Copart Inc.	499	52,475	(a,b)
		122,702

Drug Retail – 0.0% *
Walgreens Boots Alliance Inc.	1,801	64,692	(a)

Electric Utilities – 0.7%
Alliant Energy Corp.	649	33,521	(a)
American Electric Power Company Inc.	1,212	99,057	(a)

	Number of Shares	Fair Value
Duke Energy Corp.	1,829	$161,976	(a)
Edison International	943	47,942	(a)
Entergy Corp.	500	49,265	(a)
Evergy Inc.	566	28,764	(a)
Eversource Energy	818	68,344	(a)
Exelon Corp.	2,410	86,182	(a)
FirstEnergy Corp.	1,362	39,103	(a)
NextEra Energy Inc.	1,209	335,570	(a)
NRG Energy Inc.	655	20,135	(a)
Pinnacle West Capital Corp.	273	20,352	(a)
PPL Corp.	1,960	53,332	(a)
The Southern Co.	2,560	138,803	(a)
Xcel Energy Inc.	1,248	86,124	(a)
		1,268,470

Electrical Components & Equipment – 0.2%
AMETEK Inc.	575	57,155	(a)
Eaton Corporation PLC	996	101,622	(a)
Emerson Electric Co.	1,504	98,617	(a)
Rockwell Automation Inc.	292	64,439	(a)
		321,833

Electronic Components – 0.1%
Amphenol Corp., Class A	751	81,311	(a)
Corning Inc.	1,923	62,324	(a)
		143,635

Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	373	13,372	(a)
Keysight Technologies Inc.	472	46,624	(a,b)
Zebra Technologies Corp., Class A	134	33,830	(a,b)
		93,826

Electronic Manufacturing Services – 0.0% *
IPG Photonics Corp.	100	16,997	(a,b)

Environmental & Facilities Services – 0.1%
Republic Services Inc.	528	49,289	(a)
Rollins Inc.	350	18,967	(a)
Waste Management Inc.	960	108,643	(a)
		176,899

Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	501	15,386	(a)
Corteva Inc.	1,882	54,221	(a)
FMC Corp.	321	33,997	(a)
The Mosaic Co.	864	15,785	(a)
		119,389

Financial Exchanges & Data – 0.4%
Cboe Global Markets Inc.	274	24,041	(a)
CME Group Inc.	893	149,408	(a)
Intercontinental Exchange Inc.	1,370	137,069	(a)
MarketAxess Holdings Inc.	91	43,825	(a)
Moody’s Corp.	400	115,940	(a)
MSCI Inc.	203	72,426	(a)
Nasdaq Inc.	278	34,113	(a)
S&P Global Inc.	602	217,081	(a)
		793,903

Food Distributors – 0.0% *
Sysco Corp.	1,228	76,406	(a)

Food Retail – 0.0% *
The Kroger Co.	1,967	66,701	(a)

Footwear – 0.2%
NIKE Inc., Class B	3,094	388,421	(a)

Gas Utilities – 0.0% *
Atmos Energy Corp.	295	28,199	(a)

General Merchandise Stores – 0.2%
Dollar General Corp.	626	131,222	(a)
Dollar Tree Inc.	595	54,348	(a,b)
Target Corp.	1,234	194,256	(a)
		379,826

Gold – 0.1%
Newmont Corp.	1,955	124,045	(a)

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Health Care REITs – 0.1%
Healthpeak Properties Inc.	1,327	$36,028	(a)
Ventas Inc.	918	38,519	(a)
Welltower Inc.	976	53,768	(a)
		128,315

Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	358	34,697	(a)
Cardinal Health Inc.	762	35,776	(a)
Henry Schein Inc.	364	21,396	(a,b)
McKesson Corp.	408	60,764	(a)
		152,633

Healthcare Equipment – 1.2%
Abbott Laboratories	4,385	477,220	(a)
ABIOMED Inc.	107	29,645	(a,b)
Baxter International Inc.	1,258	101,168	(a)
Becton Dickinson and Co.	727	169,158	(a)
Boston Scientific Corp.	3,499	133,697	(a,b)
Danaher Corp.	1,570	338,068	(a)
DexCom Inc.	232	95,637	(a,b)
Edwards Lifesciences Corp.	1,540	122,923	(a,b)
Hologic Inc.	651	43,272	(a,b)
IDEXX Laboratories Inc.	208	81,767	(a,b)
Intuitive Surgical Inc.	291	206,476	(a,b)
ResMed Inc.	364	62,401	(a)
STERIS PLC	206	36,295	(a)
Stryker Corp.	803	167,321	(a)
Teleflex Inc.	113	38,468	(a)
Varian Medical Systems Inc.	224	38,528	(a,b)
Zimmer Biomet Holdings Inc.	520	70,793	(a)
		2,212,837

Healthcare Facilities – 0.1%
HCA Healthcare Inc.	643	80,169	(a)
Universal Health Services Inc., Class B	182	19,478	(a)
		99,647

Healthcare Services – 0.2%
Cigna Corp.	909	153,994	(a)
CVS Health Corp.	3,227	188,457	(a)
DaVita Inc.	211	18,072	(a,b)
Laboratory Corporation of America Holdings	243	45,749	(a,b)
Quest Diagnostics Inc.	336	38,469	(a)
		444,741

Healthcare Supplies – 0.1%
Align Technology Inc.	179	58,597	(a,b)
DENTSPLY SIRONA Inc.	553	24,183	(a)
The Cooper Companies Inc.	124	41,803	(a)
West Pharmaceutical Services Inc.	182	50,032	(a)
		174,615

Healthcare Technology – 0.0% *
Cerner Corp.	737	53,278	(a)

Home Building – 0.1%
D.R. Horton Inc.	753	56,949	(a)
Lennar Corp., Class A	709	57,911	(a)
NVR Inc.	9	36,748	(a,b)
PulteGroup Inc.	599	27,728	(a)
		179,336

Home Furnishings – 0.0% *
Leggett & Platt Inc.	294	12,104	(a)
Mohawk Industries Inc.	144	14,053	(a,b)
		26,157

Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	1,864	309,163	(a)
The Home Depot Inc.	2,669	741,208	(a)
		1,050,371

Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	1,733	18,699	(a)

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.	1,099	16,683	(a)
Hilton Worldwide Holdings Inc.	710	60,577	(a)

	Number of Shares	Fair Value
Marriott International Inc., Class A	683	$63,232	(a)
Norwegian Cruise Line Holdings Ltd.	548	9,376	(a,b)
Royal Caribbean Cruises Ltd.	439	28,417	(a)
		178,285

Household Appliances – 0.0% *
Whirlpool Corp.	166	30,526	(a)

Household Products – 0.7%
Church & Dwight Company Inc.	555	52,009	(a)
Colgate-Palmolive Co.	2,135	164,715	(a)
Kimberly-Clark Corp.	847	125,068	(a)
The Clorox Co.	318	66,834	(a)
The Procter & Gamble Co.	6,145	854,094	(a)
		1,262,720

Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,012	17,366	(a)

Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	266	14,082	(a)

Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	1,094	388,370	(a)
Walmart Inc.	3,436	480,731	(a)
		869,101

Independent Power Producers & Energy Traders – 0.0% *
The AES Corp.	1,555	28,161	(a)

Industrial Conglomerates – 0.4%
3M Co.	1,421	227,616	(a)
General Electric Co.	21,794	135,777	(a)
Honeywell International Inc.	1,733	285,269	(a)
Roper Technologies Inc.	256	101,148	(a)
		749,810

Industrial Gases – 0.1%
Air Products & Chemicals Inc.	550	163,823	(a)

Industrial Machinery – 0.3%
Dover Corp.	361	39,111	(a)
Flowserve Corp.	322	8,787	(a)
Fortive Corp.	834	63,559	(a)
IDEX Corp.	179	32,651	(a)
Illinois Tool Works Inc.	715	138,145	(a)
Ingersoll Rand Inc.	859	30,581	(a,b)
Otis Worldwide Corp.	956	59,674	(a)
Parker-Hannifin Corp.	324	65,558	(a)
Snap-on Inc.	147	21,628	(a)
Stanley Black & Decker Inc.	381	61,798	(a)
Xylem Inc.	443	37,265	(a)
		558,757

Industrial REITs – 0.1%
Duke Realty Corp.	880	32,472	(a)
Prologis Inc.	1,802	181,317	(a)
		213,789

Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	467	49,306	(a)
Marsh & McLennan Companies Inc.	1,256	144,063	(a)
		193,369

Integrated Oil & Gas – 0.4%
Chevron Corp.	4,625	333,000	(a)
Exxon Mobil Corp.	10,477	359,676	(a)
Occidental Petroleum Corp.	2,222	22,242	(a)
		714,918

Integrated Telecommunication Services – 0.6%
AT&T Inc.	17,678	504,000	(a)
Verizon Communications Inc.	10,256	610,129	(a)
		1,114,129

Interactive Home Entertainment – 0.1%
Activision Blizzard Inc.	1,872	151,538	(a)
Electronic Arts Inc.	716	93,374	(a,b)
Take-Two Interactive Software Inc.	283	46,757	(a,b)
		291,669

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Interactive Media & Services – 2.0%
Alphabet Inc., Class A	745	$1,091,872	(a,b)
Alphabet Inc., Class C	726	1,066,930	(a,b)
Facebook Inc., Class A	5,961	1,561,186	(a,b)
Twitter Inc.	1,910	84,995	(a,b)
		3,804,983

Internet & Direct Marketing Retail – 1.9%
Amazon.com Inc.	1,053	3,315,613	(a,b)
Booking Holdings Inc.	102	174,489	(a,b)
eBay Inc.	1,650	85,965	(a)
Etsy Inc.	300	36,489	(b)
Expedia Group Inc.	325	29,799	(a)
		3,642,355

Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	420	46,427	(a,b)
VeriSign Inc.	261	53,466	(a,b)
		99,893

Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.	550	27,528	(a)
Morgan Stanley	2,946	142,439	(a)
Raymond James Financial Inc.	295	21,464	(a)
The Charles Schwab Corp.	2,866	103,835	(a)
The Goldman Sachs Group Inc.	851	171,025	(a)
		466,291

IT Consulting & Other Services – 0.2%
Cognizant Technology Solutions Corp., Class A	1,361	94,481	(a)
DXC Technology Co.	734	13,102	(a)
Gartner Inc.	220	27,489	(a,b)
International Business Machines Corp.	2,220	270,107	(a)
Leidos Holdings Inc.	348	31,024	(a)
		436,203

Leisure Products – 0.0% *
Hasbro Inc.	305	25,230	(a)

Life & Health Insurance – 0.1%
Aflac Inc.	1,614	58,669	(a)
Globe Life Inc.	236	18,856	(a)
Lincoln National Corp.	484	15,164	(a)
MetLife Inc.	1,920	71,367	(a)
Principal Financial Group Inc.	668	26,900	(a)
Prudential Financial Inc.	961	61,043	(a)
Unum Group	557	9,374	(a)
		261,373

Life Sciences Tools & Services – 0.4%
Agilent Technologies Inc.	783	79,036	(a)
Bio-Rad Laboratories Inc., Class A	50	25,773	(a,b)
Illumina Inc.	364	112,505	(a,b)
IQVIA Holdings Inc.	473	74,559	(a,b)
Mettler-Toledo International Inc.	61	58,911	(a,b)
PerkinElmer Inc.	273	34,264	(a)
Thermo Fisher Scientific Inc.	979	432,248	(a)
Waters Corp.	159	31,113	(a,b)
		848,409

Managed Healthcare – 0.6%
Anthem Inc.	622	167,063	(a)
Centene Corp.	1,417	82,653	(a,b)
Humana Inc.	328	135,756	(a)
UnitedHealth Group Inc.	2,353	733,595	(a)
		1,119,067

Metal & Glass Containers – 0.0% *
Ball Corp.	792	65,831	(a)

Movies & Entertainment – 0.6%
Live Nation Entertainment Inc.	300	16,164	(a,b)
Netflix Inc.	1,091	545,533	(a,b)
The Walt Disney Co.	4,480	555,878	(a)
		1,117,575

	Number of Shares	Fair Value
Multi-Line Insurance – 0.1%
American International Group Inc.	2,194	$60,401	(a)
Assurant Inc.	141	17,105	(a)
The Hartford Financial Services Group Inc.	935	34,464	(a)
		111,970

Multi-Sector Holdings – 0.5%
Berkshire Hathaway Inc., Class B	4,904	1,044,258	(a,b)

Multi-Utilities – 0.3%
Ameren Corp.	617	48,793	(a)
CenterPoint Energy Inc.	1,391	26,916	(a)
CMS Energy Corp.	710	43,601	(a)
Consolidated Edison Inc.	841	65,430	(a)
Dominion Energy Inc.	2,068	163,227	(a)
DTE Energy Co.	483	55,564	(a)
NiSource Inc.	992	21,824	(a)
Public Service Enterprise Group Inc.	1,208	66,331	(a)
Sempra Energy	723	85,574	(a)
WEC Energy Group Inc.	799	77,423	(a)
		654,683

Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	282	45,120	(a)
Boston Properties Inc.	355	28,507	(a)
SL Green Realty Corp.	225	10,433	(a)
Vornado Realty Trust	427	14,394	(a)
		98,454

Oil & Gas Equipment & Services – 0.1%
Baker Hughes Co.	1,615	21,464	(a)
Halliburton Co.	2,163	26,064	(a)
National Oilwell Varco Inc.	1,105	10,011	(a)
Schlumberger N.V.	3,545	55,160	(a)
		112,699

Oil & Gas Exploration & Production – 0.1%
Apache Corp.	921	8,722	(a)
Cabot Oil & Gas Corp.	998	17,325	(a)
Concho Resources Inc.	465	20,516	(a)
ConocoPhillips	2,646	86,895	(a)
Devon Energy Corp.	934	8,836	(a)
Diamondback Energy Inc.	430	12,951	(a)
EOG Resources Inc.	1,476	53,047	(a)
Hess Corp.	635	25,990	(a)
Marathon Oil Corp.	2,199	8,994	(a)
Noble Energy Inc.	1,183	10,115	(a)
Pioneer Natural Resources Co.	413	35,514	(a)
		288,905

Oil & Gas Refining & Marketing – 0.1%
HollyFrontier Corp.	360	7,096	(a)
Marathon Petroleum Corp.	1,676	49,174	(a)
Phillips 66	1,061	55,002	(a)
Valero Energy Corp.	1,041	45,096	(a)
		156,368

Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	4,971	61,292	(a)
ONEOK Inc.	1,144	29,721	(a)
The Williams Companies Inc.	3,113	61,171	(a)
		152,184

Packaged Foods & Meats – 0.4%
Campbell Soup Co.	412	19,928	(a)
Conagra Brands Inc.	1,226	43,780	(a)
General Mills Inc.	1,464	90,300	(a)
Hormel Foods Corp.	717	35,054	(a)
Kellogg Co.	613	39,594	(a)
Lamb Weston Holdings Inc.	340	22,532	(a)
McCormick & Company Inc.	311	60,365	(a)
Mondelez International Inc., Class A	3,550	203,947	(a)
The Hershey Co.	373	53,466	(a)
The JM Smucker Co.	284	32,808	(a)
The Kraft Heinz Co.	1,563	46,812	(a)
Tyson Foods Inc., Class A	763	45,383	(a)
		693,969

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Paper Packaging – 0.1%
Avery Dennison Corp.	225	$28,764	(a)
International Paper Co.	999	40,499	(a)
Packaging Corporation of America	222	24,209	(a)
Sealed Air Corp.	364	14,127	(a)
WestRock Co.	700	24,318	(a)
		131,917

Personal Products – 0.1%
The Estee Lauder Companies Inc., Class A	567	123,748	(a)

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.	5,577	336,237	(a)
Catalent Inc.	400	34,264	(b)
Eli Lilly & Co.	1,964	290,711	(a)
Johnson & Johnson	6,510	969,209	(a)
Merck & Company Inc.	6,240	517,608	(a)
Mylan N.V.	1,230	18,241	(a,b)
Pfizer Inc.	13,772	505,432	(a)
Zoetis Inc.	1,169	193,318	(a)
		2,865,020

Property & Casualty Insurance – 0.2%
Chubb Ltd.	1,123	130,403	(a)
Cincinnati Financial Corp.	364	28,381	(a)
Loews Corp.	611	21,232	(a)
The Allstate Corp.	764	71,923	(a)
The Progressive Corp.	1,440	136,325	(a)
The Travelers Companies Inc.	621	67,186	(a)
WR Berkley Corp.	300	18,345	(a)
		473,795

Publishing – 0.0% *
News Corp., Class A	1,011	14,174	(a)
News Corp., Class B	442	6,179	(a)
		20,353

Railroads – 0.3%
CSX Corp.	1,860	144,466	(a)
Kansas City Southern	246	44,484	(a)
Norfolk Southern Corp.	625	133,744	(a)
Union Pacific Corp.	1,676	329,954	(a)
		652,648

Real Estate Services – 0.0% *
CBRE Group Inc., Class A	809	37,999	(a,b)

Regional Banks – 0.3%
Citizens Financial Group Inc.	1,101	27,833	(a)
Comerica Inc.	366	13,999	(a)
Fifth Third Bancorp	1,752	37,353	(a)
First Republic Bank	423	46,132	(a)
Huntington Bancshares Inc.	2,707	24,823	(a)
KeyCorp	2,372	28,298	(a)
M&T Bank Corp.	328	30,206	(a)
People’s United Financial Inc.	1,150	11,857	(a)
Regions Financial Corp.	2,397	27,637	(a)
SVB Financial Group	125	30,077	(a,b)
The PNC Financial Services Group Inc.	1,061	116,615	(a)
Truist Financial Corp.	3,351	127,506	(a)
Zions Bancorp NA	452	13,207	(a)
		535,543

Research & Consulting Services – 0.1%
Equifax Inc.	304	47,698	(a)
Nielsen Holdings PLC	1,001	14,194	(a)
Verisk Analytics Inc.	395	73,197	(a)
		135,089

Residential REITs – 0.1%
Apartment Investment & Management Co., Class A	418	14,095	(a)
AvalonBay Communities Inc.	352	52,568	(a)
Equity Residential	881	45,222	(a)
Essex Property Trust Inc.	165	33,130	(a)
Mid-America Apartment Communities Inc.	283	32,814	(a)
UDR Inc.	717	23,381	(a)
		201,210

	Number of Shares	Fair Value
Restaurants – 0.5%
Chipotle Mexican Grill Inc.	69	$85,816	(a,b)
Darden Restaurants Inc.	313	31,532	(a)
Domino’s Pizza Inc.	100	42,528	(a)
McDonald’s Corp.	1,842	404,300	(a)
Starbucks Corp.	2,885	247,879	(a)
Yum! Brands Inc.	766	69,936	(a)
		881,991

Retail REITs – 0.1%
Federal Realty Investment Trust	177	12,999	(a)
Kimco Realty Corp.	1,110	12,498	(a)
Realty Income Corp.	861	52,306	(a)
Regency Centers Corp.	400	15,208	(a)
Simon Property Group Inc.	760	49,157	(a)
		142,168

Semiconductor Equipment – 0.2%
Applied Materials Inc.	2,262	134,476	(a)
KLA Corp.	381	73,815	(a)
Lam Research Corp.	357	118,435	(a)
Teradyne Inc.	400	31,784
		358,510

Semiconductors – 1.6%
Advanced Micro Devices Inc.	2,870	235,311	(a,b)
Analog Devices Inc.	904	105,533	(a)
Broadcom Inc.	990	360,677	(a)
Intel Corp.	10,473	542,292	(a)
Maxim Integrated Products Inc.	600	40,566	(a)
Microchip Technology Inc.	596	61,245	(a)
Micron Technology Inc.	2,712	127,355	(a,b)
NVIDIA Corp.	1,527	826,443	(a)
Qorvo Inc.	288	37,155	(a,b)
QUALCOMM Inc.	2,773	326,327	(a)
Skyworks Solutions Inc.	425	61,837	(a)
Texas Instruments Inc.	2,258	322,420	(a)
Xilinx Inc.	591	61,606	(a)
		3,108,767

Soft Drinks – 0.5%
Monster Beverage Corp.	877	70,335	(a,b)
PepsiCo Inc.	3,440	476,784	(a)
The Coca-Cola Co.	9,564	472,175	(a)
		1,019,294

Specialized REITs – 0.5%
American Tower Corp.	1,105	267,112	(a)
Crown Castle International Corp.	1,039	172,993	(a)
Digital Realty Trust Inc.	670	98,329	(a)
Equinix Inc.	221	167,989	(a)
Extra Space Storage Inc.	320	34,237	(a)
Iron Mountain Inc.	705	18,887	(a)
Public Storage	381	84,856	(a)
SBA Communications Corp.	273	86,945	(a)
Weyerhaeuser Co.	1,883	53,703	(a)
		985,051

Specialty Chemicals – 0.3%
Albemarle Corp.	252	22,498	(a)
Celanese Corp.	295	31,698	(a)
DuPont de Nemours Inc.	1,782	98,865	(a)
Ecolab Inc.	614	122,702	(a)
International Flavors & Fragrances Inc.	259	31,714	(a)
PPG Industries Inc.	596	72,760	(a)
The Sherwin-Williams Co.	201	140,045	(a)
		520,282

Specialty Stores – 0.1%
Tiffany & Co.	284	32,902	(a)
Tractor Supply Co.	285	40,852	(a)
Ulta Beauty Inc.	135	30,237	(a,b)
		103,991

Steel – 0.0% *
Nucor Corp.	736	33,017	(a)

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Systems Software – 2.4%
Fortinet Inc.	327	$38,524	(a,b)
Microsoft Corp.	18,724	3,938,219	(a)
Nortonlifelock Inc.	1,323	27,571	(a)
Oracle Corp.	4,759	284,112	(a)
ServiceNow Inc.	475	230,375	(a,b)
		4,518,801

Technology Distributors – 0.0% *
CDW Corp.	359	42,911	(a)

Technology Hardware, Storage & Peripherals – 2.5%
Apple Inc.	39,777	4,606,575	(a)
Hewlett Packard Enterprise Co.	3,163	29,637	(a)
HP Inc.	3,279	62,268	(a)
NetApp Inc.	567	24,857	(a)
Western Digital Corp.	744	27,193	(a)
Xerox Holdings Corp.	496	9,310	(a)
		4,759,840

Tobacco – 0.2%
Altria Group Inc.	4,563	176,314	(a)
Philip Morris International Inc.	3,884	291,261	(a)
		467,575

Trading Companies & Distributors – 0.1%
Fastenal Co.	1,456	65,651	(a)
United Rentals Inc.	174	30,363	(a,b)
WW Grainger Inc.	106	37,818	(a)
		133,832

Trucking – 0.0% *
JB Hunt Transport Services Inc.	207	26,161	(a)
Old Dominion Freight Line Inc.	239	43,240	(a)
		69,401

Water Utilities – 0.0% *
American Water Works Company Inc.	456	66,065	(a)

Wireless Telecommunication Services – 0.1%
T-Mobile US Inc.	1,435	164,107	(a,b)

Total Common Stock (Cost $48,052,322)		67,327,701
Preferred Stock – 0.0% *

Diversified Banks – 0.0% *
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR	1,469	38,282	(d)

Total Preferred Stock (Cost $36,725)		38,282

Total Domestic Equity (Cost $48,089,047)		67,365,983
Foreign Equity – 0.9%

Common Stock – 0.9%

Auto Parts & Equipment – 0.0% *
Aptiv PLC	657	60,234	(a)

Building Products – 0.1%
Allegion PLC	227	22,452	(a)
Trane Technologies PLC	603	73,114	(a)
		95,566

Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	805	78,681	(a)

Healthcare Equipment – 0.2%
Medtronic PLC	3,324	345,430	(a)

Industrial Gases – 0.2%
Linde PLC	1,297	308,855	(a)

Industrial Machinery – 0.0% *
Pentair PLC	418	19,132	(a)

	Number of Shares	Fair Value
Insurance Brokers – 0.1%
Aon PLC, Class A	410	$84,583	(a)
Willis Towers Watson PLC	504	105,245	(a)
		189,828

IT Consulting & Other Services – 0.2%
Accenture PLC, Class A	1,578	356,612	(a)

Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC	1,206	7,610	(a)

Paper Packaging – 0.0% *
Amcor PLC	4,085	45,139	(a)

Pharmaceuticals – 0.0% *
Perrigo Company PLC	320	14,691	(a)

Reinsurance – 0.0% *
Everest Re Group Ltd.	109	21,532	(a)

Research & Consulting Services – 0.0% *
IHS Markit Ltd.	923	72,465	(a)

Technology Hardware, Storage & Peripherals – 0.0% *
Seagate Technology PLC	548	27,000	(a)

Total Foreign Equity (Cost $1,190,212)		1,642,775

		Principal Amount	Fair Value
Bonds and Notes – 38.0%

U.S. Treasuries – 6.8%
U.S. Treasury Bonds
2.25%	08/15/46	$542,000	641,338
3.00%	08/15/48	1,410,600	1,926,571
3.75%	08/15/41	117,300	172,449
U.S. Treasury Notes
0.13%	07/15/23	550,200	549,856
0.25%	07/31/25	451,200	450,883
0.38%	07/31/27	4,085,700	4,065,271
0.63%	08/15/30	311,900	310,341
1.38%	10/31/20	2,107,000	2,109,058
1.88%	12/15/20	2,718,300	2,728,175
			12,953,942

Agency Mortgage Backed – 9.0%
Federal Home Loan Mortgage Corp.
3.00%	04/01/43 - 10/01/49	2,585,430	2,743,996
4.50%	06/01/33 - 02/01/35	1,993	2,236
5.00%	07/01/35	11,346	13,057
5.50%	01/01/38 - 04/01/39	21,502	25,022
6.00%	06/01/33 - 11/01/37	56,594	66,350
6.50%	11/01/28	674	767
7.00%	06/01/29 - 08/01/36	12,583	15,137
7.50%	09/01/33	1,040	1,184
8.00%	07/01/26 - 11/01/30	1,482	1,712
8.50%	04/01/30	3,832	4,948
Federal National Mortgage Assoc.
2.50%	07/01/50	2,918,155	3,122,109
3.50%	08/01/45 - 01/01/48	2,274,772	2,463,902
4.00%	01/01/41 - 01/01/50	1,470,469	1,594,115
4.50%	07/01/33 - 12/01/48	647,887	716,216
5.00%	03/01/34 - 05/01/39	39,711	45,526
5.50%	07/01/33 - 01/01/39	84,388	98,570
6.00%	02/01/29 - 05/01/41	273,693	320,992
6.50%	10/01/28 - 08/01/36	7,553	8,531
7.00%	05/01/33 - 12/01/33	519	581
7.50%	12/01/26 - 03/01/33	3,803	4,436
8.00%	06/01/24 - 12/01/30	3,573	3,723
9.00%	12/01/22	104	106
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	09/25/46	739,862	171,934	(d,e)
Government National Mortgage Assoc.
3.00%	12/20/42 - 05/20/45	2,999,011	3,182,942
3.50%	08/20/48	702,268	742,557
4.00%	01/20/41 - 04/20/43	227,839	251,148

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.50%	08/15/33 - 03/20/41	$93,144	$104,309
5.00%	08/15/33	5,102	5,780
6.00%	07/15/33 - 04/15/34	5,765	6,730
6.50%	04/15/28 - 07/15/36	8,529	9,860
7.00%	04/15/28 - 10/15/36	3,335	3,769
7.50%	07/15/23 - 04/15/28	5,507	5,815
8.00%	05/15/30	157	173
9.00%	12/15/21	25	25
2.50%	TBA	1,390,000	1,458,972	(f)
			17,197,230

Agency Collateralized Mortgage Obligations – 1.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	110,771	335	(d,e)
2.43%	08/25/29	415,000	457,357
2.51%	07/25/29	224,000	249,884
4.05%	09/25/28	71,000	85,887	(d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	22,900	825	(e)
5.50%	06/15/33	4,095	740	(e)
7.50%	07/15/27	3,605	598	(e)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
6.00%	10/15/42	599,810	98,781	(d,e)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.45%	08/15/25	8,086	252	(d,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	152	145	(g)
8.00%	02/01/23 - 07/01/24	407	41	(e)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	445	459	(d)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	23,907	895	(d,e)
5.00%	09/25/40	13,746	1,574	(e)
1,008.00%	05/25/22	—	1	(e)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	07/25/38	6,211	1,180	(d,e)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%	11/25/41	889,981	215,121	(d,e)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	9,519	1,297	(e)
5.00%	03/25/38 - 05/25/38	5,643	990	(e)
5.50%	12/25/33	2,000	342	(e)
6.00%	01/25/35	5,438	1,052	(e)
7.50%	11/25/23	2,723	209	(e)
8.00%	08/25/23 - 07/25/24	755	85	(e)
8.50%	07/25/22	28	1	(e)
8.50%	07/25/22	1	—	(e,**)
9.00%	05/25/22	25	1	(e)
Federal National Mortgage Assoc.
2.00%	TBA	1,891,000	1,965,108	(f)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	3,454	37	(e)
			3,083,197

Asset Backed – 0.8%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	126,000	129,525
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	100,000	101,724	(h)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	137,000	144,320	(h)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	301,000	302,326
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	71,022	71,099	(h)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	85,000	85,899
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	386,000	394,500	(h)

		Principal Amount	Fair Value
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	$100,000	$102,256	(h)
Trillium Credit Card Trust II
3.04%	01/26/24	137,000	138,103	(h)
			1,469,752

Corporate Notes – 16.8%
3M Co.
3.13%	09/19/46	41,000	44,487
Abbott Laboratories
3.75%	11/30/26	21,000	24,398
4.90%	11/30/46	17,000	24,046
AbbVie Inc.
2.60%	11/21/24	45,000	47,699	(h)
2.95%	11/21/26	30,000	32,671	(h)
3.20%	05/14/26	31,000	34,101
3.20%	11/21/29	40,000	44,050	(h)
3.25%	10/01/22	26,000	27,174	(h)
3.45%	03/15/22	57,000	59,073	(h)
4.05%	11/21/39	25,000	28,692	(h)
4.25%	11/21/49	29,000	34,301	(h)
4.63%	10/01/42	5,000	6,053	(h)
4.70%	05/14/45	8,000	9,803
4.88%	11/14/48	9,000	11,395
5.00%	12/15/21	62,000	64,642	(h)
Advance Auto Parts Inc.
1.75%	10/01/27	40,000	39,996
3.90%	04/15/30	92,000	103,517
Aetna Inc.
3.50%	11/15/24	27,000	29,661
Aircastle Ltd.
4.25%	06/15/26	31,000	28,677
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	40,000	40,436
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	25,000	24,616
4.70%	07/01/30	16,000	19,763
Alimentation Couche-Tard Inc.
2.70%	07/26/22	36,000	37,136	(h)
2.95%	01/25/30	27,000	29,108	(h)
3.80%	01/25/50	34,000	37,412	(h)
Ally Financial Inc.
5.75%	11/20/25	28,000	31,472
Alphabet Inc.
1.10%	08/15/30	66,000	65,398
1.90%	08/15/40	35,000	33,582
2.05%	08/15/50	100,000	93,486
Altria Group Inc.
2.95%	05/02/23	17,000	17,916
3.40%	05/06/30	60,000	65,354
3.80%	02/14/24	16,000	17,464
4.25%	08/09/42	4,000	4,295
4.45%	05/06/50	15,000	16,784
4.50%	05/02/43	15,000	16,524
4.80%	02/14/29	33,000	39,059
Amazon.com Inc.
1.50%	06/03/30	16,000	16,332
2.50%	06/03/50	70,000	71,453
2.70%	06/03/60	20,000	20,662
3.15%	08/22/27	14,000	15,920
4.05%	08/22/47	11,000	14,237
4.25%	08/22/57	9,000	12,268
Ameren Corp.
2.50%	09/15/24	65,000	69,035
3.65%	02/15/26	16,000	18,004
American Campus Communities Operating Partnership LP
4.13%	07/01/24	14,000	15,099
American Electric Power Company Inc.
3.25%	03/01/50	15,000	15,634
American Electric Power Company Inc.
2.30%	03/01/30	20,000	20,631
American Express Co.
3.00%	10/30/24	143,000	155,129

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
American International Group Inc.
4.25%	03/15/29	$23,000	$27,051
4.50%	07/16/44	28,000	32,728
6.40%	12/15/20	15,000	15,182
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	6,000	6,534	(d)
American Tower Corp.
2.90%	01/15/30	24,000	25,938
3.70%	10/15/49	14,000	15,363
3.80%	08/15/29	55,000	62,991
American Water Capital Corp.
2.95%	09/01/27	26,000	28,739
Amgen Inc.
3.15%	02/21/40	41,000	43,701
3.38%	02/21/50	9,000	9,713
4.56%	06/15/48	20,000	25,585
4.66%	06/15/51	9,000	11,759
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	63,000	70,575
4.70%	02/01/36	15,000	18,055
4.90%	02/01/46	58,000	71,421
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	29,000	33,093
4.00%	04/13/28	12,000	13,873
4.35%	06/01/40	48,000	55,857
4.38%	04/15/38	38,000	43,985
4.60%	04/15/48	30,000	35,870
4.75%	04/15/58	16,000	19,602
5.55%	01/23/49	48,000	64,596
Anthem Inc.
2.88%	09/15/29	14,000	15,136
3.30%	01/15/23	23,000	24,380
3.70%	09/15/49	14,000	15,628
Apollo Management Holdings LP
2.65%	06/05/30	97,000	97,248	(h)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	35,000	34,325	(d,h)
Apple Inc.
2.20%	09/11/29	28,000	30,128
2.95%	09/11/49	20,000	21,883
3.35%	02/09/27	16,000	18,261
3.45%	02/09/45	42,000	49,633
3.85%	08/04/46	38,000	47,406
Applied Materials Inc.
4.35%	04/01/47	20,000	26,571
Aptiv PLC
4.40%	10/01/46	17,000	16,183
Archer-Daniels-Midland Co.
2.50%	08/11/26	19,000	20,593
Ares Capital Corp.
3.25%	07/15/25	138,000	136,902
Ascension Health
4.85%	11/15/53	13,000	18,880
AstraZeneca PLC
3.50%	08/17/23	17,000	18,388
4.00%	01/17/29	14,000	16,602
4.38%	08/17/48	10,000	13,272
AT&T Inc.
2.30%	06/01/27	90,000	94,538
2.75%	06/01/31	84,000	88,431
3.30%	02/01/52	29,000	27,343
3.85%	06/01/60	50,000	50,945
4.35%	03/01/29	64,000	75,284
4.45%	04/01/24	19,000	21,209
4.50%	05/15/35	31,000	36,565
4.55%	03/09/49	17,000	19,558
4.75%	05/15/46	15,000	17,477
4.80%	06/15/44	20,000	23,835
4.85%	03/01/39	35,000	42,036
5.15%	11/15/46	5,000	6,215

		Principal Amount	Fair Value
5.25%	03/01/37	$20,000	$24,973
5.35%	12/15/43	30,000	37,484
5.45%	03/01/47	37,000	47,521
Athene Holding Ltd.
4.13%	01/12/28	22,000	23,912
6.15%	04/03/30	41,000	49,006
Avangrid Inc.
3.15%	12/01/24	37,000	40,376
Avery Dennison Corp.
2.65%	04/30/30	13,000	13,933
Bank of America Corp.
3.25%	10/21/27	46,000	50,878
3.95%	04/21/25	27,000	30,001
4.18%	11/25/27	39,000	44,669
4.25%	10/22/26	44,000	50,849
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	30,000	31,766	(d)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	125,000	136,612	(d)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	62,000	69,032	(d)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	69,000	77,072	(d)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	53,000	59,840	(d)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	17,000	20,657	(d)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	39,000	47,524	(d)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	30,000	35,184	(d)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	55,000	53,501	(d)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	33,000	42,738	(d)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	49,000	52,797	(d)
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	200,000	199,770	(d)
Barrick North America Finance LLC
5.70%	05/30/41	4,000	5,631
BAT Capital Corp.
2.26%	03/25/28	20,000	20,112
2.73%	03/25/31	43,000	42,948
2.76%	08/15/22	24,000	24,852
3.56%	08/15/27	27,000	29,173
3.73%	09/25/40	50,000	50,676
3.98%	09/25/50	43,000	42,718
4.39%	08/15/37	30,000	32,444
4.54%	08/15/47	20,000	21,375
4.70%	04/02/27	122,000	140,099
4.91%	04/02/30	28,000	32,941
5.28%	04/02/50	27,000	31,775
BAT International Finance PLC
1.67%	03/25/26	20,000	20,087
Baxter International Inc.
3.95%	04/01/30	10,000	11,969	(h)
Becton Dickinson and Co.
2.89%	06/06/22	29,000	29,998
3.70%	06/06/27	29,000	32,872

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
3.73%	12/15/24	$3,000	$3,314
4.67%	06/06/47	5,000	6,184
4.69%	12/15/44	4,000	4,908
Berkshire Hathaway Energy Co.
3.25%	04/15/28	16,000	18,080
3.70%	07/15/30	30,000	35,278	(h)
3.80%	07/15/48	14,000	16,271
4.25%	10/15/50	22,000	27,646	(h)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	42,000	54,537
Berkshire Hathaway Inc.
4.50%	02/11/43	6,000	7,975
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	5,000	7,017
Biogen Inc.
2.25%	05/01/30	12,000	12,271
3.15%	05/01/50	5,000	4,923
Block Financial LLC
3.88%	08/15/30	15,000	15,144
Boardwalk Pipelines LP
4.80%	05/03/29	26,000	28,364
Boston Scientific Corp.
4.70%	03/01/49	12,000	15,852
BP Capital Markets America Inc.
3.00%	02/24/50	30,000	28,740
3.02%	01/16/27	53,000	58,125
3.22%	11/28/23	26,000	27,951
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	44,000	45,860	(d)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	44,000	46,950	(d)
Brighthouse Financial Inc.
3.70%	06/22/27	5,000	5,192
4.70%	06/22/47	3,000	2,897
Bristol-Myers Squibb Co.
3.20%	06/15/26	39,000	43,888
3.40%	07/26/29	24,000	27,893
3.45%	11/15/27	4,000	4,605
4.13%	06/15/39	21,000	26,585
4.25%	10/26/49	21,000	27,666
4.35%	11/15/47	5,000	6,552
4.55%	02/20/48	8,000	10,754
Brixmor Operating Partnership LP
3.90%	03/15/27	12,000	12,602
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	7,000	7,273
3.13%	01/15/25	8,000	8,542
3.88%	01/15/27	16,000	17,722
Broadcom Inc.
3.15%	11/15/25	50,000	53,955
4.15%	11/15/30	87,000	97,596
4.30%	11/15/32	23,000	26,299
Brown & Brown Inc.
2.38%	03/15/31	25,000	25,276
Brown-Forman Corp.
4.00%	04/15/38	5,000	5,991
Bunge Limited Finance Corp.
3.75%	09/25/27	9,000	9,771
Burlington Northern Santa Fe LLC
4.15%	12/15/48	22,000	27,804
4.55%	09/01/44	35,000	45,869
Cameron LNG LLC
3.30%	01/15/35	13,000	14,688	(h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	23,000	24,842
4.95%	06/01/47	6,000	6,720
Cantor Fitzgerald LP
4.88%	05/01/24	66,000	72,007	(h)
Capital One Financial Corp.
3.75%	07/28/26	41,000	44,658

		Principal Amount	Fair Value
Cardinal Health Inc.
2.62%	06/15/22	$10,000	$10,315
3.08%	06/15/24	8,000	8,608
Carlisle Companies Inc.
2.75%	03/01/30	35,000	37,304
Carrier Global Corp.
2.72%	02/15/30	25,000	26,136	(h)
3.38%	04/05/40	20,000	20,944	(h)
3.58%	04/05/50	25,000	26,471	(h)
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	76,000	85,479
3.80%	08/15/42	6,000	7,328
Centene Corp.
3.38%	02/15/30	35,000	36,252
4.25%	12/15/27	112,000	117,176
CenterPoint Energy Inc.
2.50%	09/01/22	62,000	64,135
3.60%	11/01/21	23,000	23,755
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	87,000	92,125
4.80%	03/01/50	14,000	15,842
4.91%	07/23/25	26,000	30,019
5.05%	03/30/29	47,000	56,246
5.75%	04/01/48	26,000	32,280
6.38%	10/23/35	5,000	6,907
6.48%	10/23/45	7,000	9,404
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	105,000	119,677
Chevron Corp.
1.55%	05/11/25	11,000	11,398
2.24%	05/11/30	28,000	29,718
2.98%	05/11/40	20,000	21,596
3.08%	05/11/50	35,000	37,801
3.19%	06/24/23	17,000	18,182
Choice Hotels International Inc.
3.70%	01/15/31	30,000	31,592
Chubb INA Holdings Inc.
1.38%	09/15/30	120,000	118,853
4.35%	11/03/45	16,000	20,988
Cigna Corp.
2.40%	03/15/30	25,000	25,926
3.25%	04/15/25	19,000	20,826
3.40%	09/17/21 - 03/15/50	43,000	45,801
3.75%	07/15/23	12,000	12,984
3.88%	10/15/47	9,000	10,035
4.13%	11/15/25	34,000	38,943
4.38%	10/15/28	14,000	16,644
4.80%	08/15/38	12,000	14,909
4.90%	12/15/48	7,000	9,100
Cisco Systems Inc.
5.90%	02/15/39	16,000	24,193
Citigroup Inc.
4.40%	06/10/25	183,000	206,128
4.45%	09/29/27	27,000	31,318
4.65%	07/23/48	36,000	47,243
4.75%	05/18/46	18,000	22,611
5.50%	09/13/25	72,000	85,186
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	130,000	133,149	(d)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	136,000	141,156	(d)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	77,000	83,110	(d)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	183,000	197,688	(d)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	15,000	17,542	(d)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	55,000	53,230	(d)

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
CME Group Inc.
3.75%	06/15/28	$17,000	$19,923
CMS Energy Corp.
4.88%	03/01/44	34,000	44,649
CNA Financial Corp.
3.45%	08/15/27	11,000	12,352
3.90%	05/01/29	26,000	29,822
CNH Industrial Capital LLC
1.95%	07/02/23	45,000	45,816
4.38%	11/06/20	20,000	20,065
4.88%	04/01/21	20,000	20,360
CNOOC Petroleum North America ULC
6.40%	05/15/37	8,000	11,665
Comcast Corp.
2.65%	08/15/62	35,000	33,252
2.80%	01/15/51	25,000	25,205
3.10%	04/01/25	15,000	16,527
3.20%	07/15/36	23,000	25,506
3.25%	11/01/39	41,000	45,626
3.38%	08/15/25	108,000	120,451
3.45%	02/01/50	20,000	22,461
3.97%	11/01/47	62,000	74,361
4.15%	10/15/28	34,000	40,945
4.60%	08/15/45	16,000	20,634
4.70%	10/15/48	16,000	21,274
CommonSpirit Health
4.35%	11/01/42	24,000	25,998
Conagra Brands Inc.
3.80%	10/22/21	42,000	43,449
5.30%	11/01/38	15,000	19,376
5.40%	11/01/48	13,000	17,634
Concho Resources Inc.
3.75%	10/01/27	5,000	5,411
4.30%	08/15/28	20,000	22,075
4.88%	10/01/47	8,000	8,865
ConocoPhillips Co.
4.30%	11/15/44	24,000	28,866
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	29,000	31,623
3.35%	04/01/30	10,000	11,510
3.88%	06/15/47	16,000	18,778
3.95%	04/01/50	20,000	24,223
Constellation Brands Inc.
3.15%	08/01/29	58,000	63,446
3.70%	12/06/26	45,000	51,394
4.50%	05/09/47	19,000	22,996
Continental Resources Inc.
4.50%	04/15/23	96,000	91,453
Corning Inc.
4.38%	11/15/57	15,000	18,097
Corporate Office Properties LP
2.25%	03/15/26	30,000	30,387
Costco Wholesale Corp.
1.75%	04/20/32	75,000	76,733
Crown Castle International Corp.
3.30%	07/01/30	74,000	81,192
4.15%	07/01/50	35,000	40,199
5.20%	02/15/49	16,000	21,259
CSX Corp.
4.50%	03/15/49 - 08/01/54	41,000	53,364
CubeSmart LP
4.38%	02/15/29	30,000	35,291
Cummins Inc.
0.75%	09/01/25	15,000	15,043
1.50%	09/01/30	44,000	43,762
2.60%	09/01/50	44,000	43,199
CVS Health Corp.
3.00%	08/15/26	27,000	29,569
3.25%	08/15/29	25,000	27,535
3.35%	03/09/21	15,000	15,196
3.63%	04/01/27	25,000	28,072
3.88%	07/20/25	14,000	15,786

		Principal Amount	Fair Value
4.10%	03/25/25	$31,000	$34,990
4.25%	04/01/50	5,000	5,872
4.30%	03/25/28	15,000	17,543
4.78%	03/25/38	29,000	35,212
5.00%	12/01/24	23,000	26,221
5.13%	07/20/45	10,000	12,623
5.30%	12/05/43	26,000	33,162
D.R. Horton Inc.
2.60%	10/15/25	115,000	123,171
Dell International LLC/EMC Corp.
4.00%	07/15/24	32,000	34,622	(h)
4.42%	06/15/21	9,000	9,196	(h)
5.45%	06/15/23	17,000	18,635	(h)
6.02%	06/15/26	7,000	8,232	(h)
8.10%	07/15/36	4,000	5,245	(h)
8.35%	07/15/46	5,000	6,599	(h)
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	156,772	(h)
Devon Energy Corp.
5.00%	06/15/45	8,000	7,610
DH Europe Finance II Sarl
2.60%	11/15/29	22,000	23,921
3.25%	11/15/39	14,000	15,547
3.40%	11/15/49	7,000	8,000
Diamondback Energy Inc.
2.88%	12/01/24	35,000	35,432
3.25%	12/01/26	25,000	25,082
3.50%	12/01/29	21,000	20,251
5.38%	05/31/25	83,000	86,150
Digital Realty Trust LP
3.60%	07/01/29	45,000	51,578
Discovery Communications LLC
2.95%	03/20/23	36,000	37,939
3.95%	03/20/28	19,000	21,597
4.95%	05/15/42	6,000	6,996
5.00%	09/20/37	10,000	11,992
Dollar General Corp.
3.50%	04/03/30	84,000	95,811
4.13%	04/03/50	23,000	27,446
Dollar Tree Inc.
4.00%	05/15/25	100,000	112,769
Dominion Energy Inc.
3.07%	08/15/24	25,000	26,902	(i)
3.38%	04/01/30	40,000	45,115
Dover Corp.
2.95%	11/04/29	30,000	32,539
DTE Energy Co.
2.85%	10/01/26	39,000	42,244
3.85%	12/01/23	17,000	18,493
Duke Energy Carolinas LLC
3.95%	03/15/48	16,000	19,948
Duke Energy Corp.
1.80%	09/01/21	33,000	33,398
3.55%	09/15/21	18,000	18,403
3.75%	09/01/46	4,000	4,557
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	41,000	43,252	(d)
Duke Energy Progress LLC
4.15%	12/01/44	23,000	28,526
Duke Realty LP
3.05%	03/01/50	10,000	10,660
3.25%	06/30/26	16,000	17,750
3.38%	12/15/27	9,000	10,109
DuPont de Nemours Inc.
2.17%	05/01/23	40,000	40,378
5.32%	11/15/38	13,000	16,489
5.42%	11/15/48	13,000	17,362
Duquesne Light Holdings Inc.
3.62%	08/01/27	35,000	37,365	(h)
DXC Technology Co.
4.00%	04/15/23	49,000	51,637

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Eastman Chemical Co.
3.50%	12/01/21	$24,000	$24,758
3.60%	08/15/22	7,000	7,343
4.50%	01/15/21	53,000	52,777
4.65%	10/15/44	27,000	31,726
Eaton Corp.
3.10%	09/15/27	16,000	17,842
Ecolab Inc.
1.30%	01/30/31	32,000	31,323
2.13%	08/15/50	59,000	53,945
Edison International
4.95%	04/15/25	45,000	49,252
5.75%	06/15/27	10,000	11,132
EI du Pont de Nemours & Co.
2.30%	07/15/30	73,000	77,500
Eli Lilly & Co.
3.95%	03/15/49	21,000	26,342
Emera US Finance LP
4.75%	06/15/46	6,000	7,243
Emerson Electric Co.
1.80%	10/15/27	115,000	120,128
2.75%	10/15/50	12,000	12,222
Empower Finance 2020 LP
1.36%	09/17/27	45,000	44,823	(h)
1.78%	03/17/31	72,000	72,160	(h)
3.08%	09/17/51	31,000	32,404	(h)
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	7,208
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%	07/15/80	73,000	75,373	(d)
Energy Transfer Operating LP
4.25%	03/15/23	23,000	23,941
4.50%	04/15/24	27,000	28,589
4.95%	06/15/28	9,000	9,568
5.30%	04/15/47	29,000	27,076
6.13%	12/15/45	7,000	7,084
6.50%	02/01/42	18,000	18,856
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	85,000	65,487	(d)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	17,000	18,059
Entergy Louisiana LLC
3.05%	06/01/31	19,000	21,640
4.00%	03/15/33	14,000	17,518
Enterprise Products Operating LLC
4.25%	02/15/48	48,000	50,731
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	11,000	10,475	(d)
EOG Resources Inc.
4.15%	01/15/26	6,000	6,881
4.38%	04/15/30	30,000	35,354
4.95%	04/15/50	29,000	35,510
5.10%	01/15/36	12,000	13,975
EPR Properties
4.95%	04/15/28	16,000	15,546
Equinix Inc.
1.25%	07/15/25	40,000	40,393
2.15%	07/15/30	40,000	40,563
Equinor ASA
3.25%	11/18/49	15,000	15,887
ERP Operating LP
4.50%	07/01/44	14,000	17,969
Essex Portfolio LP
2.65%	03/15/32	15,000	15,831
Eversource Energy
3.45%	01/15/50	30,000	33,334
Exelon Corp.
3.50%	06/01/22	22,000	22,996
4.05%	04/15/30	41,000	47,980

		Principal Amount	Fair Value
4.45%	04/15/46	$27,000	$32,989
4.70%	04/15/50	27,000	34,606
Exxon Mobil Corp.
2.61%	10/15/30	77,000	83,220
3.45%	04/15/51	40,000	43,830
FedEx Corp.
3.80%	05/15/25	107,000	120,925
4.10%	02/01/45	33,000	37,575
FirstEnergy Corp.
3.90%	07/15/27	6,000	6,578
FirstEnergy Transmission LLC
4.55%	04/01/49	23,000	26,967	(h)
Fiserv Inc.
3.50%	07/01/29	70,000	79,763
4.40%	07/01/49	10,000	12,440
Florida Power & Light Co.
2.85%	04/01/25	50,000	54,841
4.13%	02/01/42	19,000	23,681
Ford Motor Co.
4.35%	12/08/26	38,000	37,540
Fox Corp.
3.50%	04/08/30	29,000	32,759
General Dynamics Corp.
4.25%	04/01/40 - 04/01/50	60,000	75,897
General Mills Inc.
2.88%	04/15/30	65,000	71,322
3.70%	10/17/23	23,000	25,079
4.55%	04/17/38	19,000	24,265
4.70%	04/17/48	14,000	19,093
General Motors Co.
5.20%	04/01/45	5,000	5,384
5.40%	10/02/23 - 04/01/48	17,000	18,783
6.13%	10/01/25	39,000	45,306
6.80%	10/01/27	20,000	24,325
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	139,000	142,595
3.55%	04/09/21	59,000	59,766
4.20%	11/06/21	105,000	108,216
5.25%	03/01/26	47,000	53,022
Georgia-Pacific LLC
1.75%	09/30/25	49,000	51,082	(h)
3.60%	03/01/25	36,000	39,999	(h)
Gilead Sciences Inc.
1.20%	10/01/27	20,000	20,108
1.65%	10/01/30	15,000	15,008
2.60%	10/01/40	43,000	42,825
2.80%	10/01/50	43,000	42,693
2.95%	03/01/27	5,000	5,512
3.50%	02/01/25	14,000	15,481
3.65%	03/01/26	14,000	15,800
4.15%	03/01/47	18,000	21,892
4.80%	04/01/44	12,000	15,562
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	31,213
3.63%	05/15/25	29,000	32,822
GlaxoSmithKline Capital PLC
3.38%	06/01/29	30,000	34,619
Glencore Finance Canada Ltd.
4.95%	11/15/21	18,000	18,757	(h)
Glencore Funding LLC
2.50%	09/01/30	29,000	28,196	(h)
Gray Oak Pipeline LLC
2.00%	09/15/23	72,000	72,444	(h)
2.60%	10/15/25	50,000	50,225	(h)
Halliburton Co.
3.80%	11/15/25	2,000	2,173
5.00%	11/15/45	14,000	14,293
HCA Inc.
4.13%	06/15/29	15,000	16,968
4.50%	02/15/27	27,000	30,293
Health Care Service Corp.
2.20%	06/01/30	69,000	70,708	(h)
3.20%	06/01/50	15,000	15,551	(h)

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Healthcare Trust of America Holdings LP
2.00%	03/15/31	$25,000	$24,628
Hess Corp.
5.60%	02/15/41	5,000	5,438
5.80%	04/01/47	4,000	4,418
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	6,344
Highwoods Realty LP
4.13%	03/15/28	17,000	18,768
4.20%	04/15/29	36,000	40,275
Honeywell International Inc.
2.70%	08/15/29	32,000	35,380
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%	09/22/28	200,000	198,662	(d)
Huntington Bancshares Inc.
2.55%	02/04/30	45,000	47,175
Hyundai Capital America
3.10%	04/05/22	14,000	14,412	(h)
Ingredion Inc.
2.90%	06/01/30	65,000	70,613
3.90%	06/01/50	11,000	12,394
Intel Corp.
2.45%	11/15/29	53,000	57,646
2.60%	05/19/26	38,000	41,714
2.88%	05/11/24	16,000	17,272
3.10%	02/15/60	25,000	26,971
Intercontinental Exchange Inc.
1.85%	09/15/32	16,000	15,965
2.65%	09/15/40	16,000	16,024
3.00%	09/15/60	30,000	30,414
International Business Machines Corp.
2.95%	05/15/50	100,000	102,965
International Paper Co.
4.40%	08/15/47	20,000	24,524
Interstate Power & Light Co.
3.40%	08/15/25	125,000	137,752
ITC Holdings Corp.
2.95%	05/14/30	65,000	70,086	(h)
Jabil Inc.
3.95%	01/12/28	20,000	21,992
Jefferies Group LLC
5.13%	01/20/23	47,000	51,214
John Deere Capital Corp.
2.45%	01/09/30	20,000	21,766
Johnson & Johnson
3.63%	03/03/37	17,000	20,718
Johnson Controls International PLC
4.50%	02/15/47	6,000	7,494
JPMorgan Chase & Co.
3.30%	04/01/26	176,000	195,543
3.63%	12/01/27	14,000	15,630
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	40,000	42,877	(d)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	52,000	58,489	(d)
JPMorgan Chase & Co. (3.74% fixed rate until 10/30/20; 3.47% + 3 month USD LIBOR thereafter)
3.74%	12/29/49	20,000	19,186	(d)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	33,000	38,922	(d)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	22,000	26,475	(d)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	50,000	56,984	(d)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	$26,000	$30,147	(d)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	20,000	24,320	(d)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	54,000	52,509	(d)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	82,000	86,074	(d)
Keurig Dr Pepper Inc.
3.20%	05/01/30	29,000	32,534
3.80%	05/01/50	42,000	48,211
4.50%	11/15/45	15,000	18,585
4.60%	05/25/28	11,000	13,235
KeyCorp
2.25%	04/06/27	72,000	76,275
Kinder Morgan Energy Partners LP
3.50%	03/01/21	67,000	67,481
4.70%	11/01/42	5,000	5,362
5.00%	03/01/43	11,000	12,207
6.38%	03/01/41	13,000	16,040
Kinder Morgan Inc.
5.05%	02/15/46	13,000	14,677
KLA Corp.
3.30%	03/01/50	25,000	26,287
4.10%	03/15/29	54,000	64,737
4.65%	11/01/24	28,000	31,966
Kohl’s Corp.
9.50%	05/15/25	10,000	11,798
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	46,000	47,641
L3Harris Technologies Inc.
3.85%	12/15/26	19,000	21,828
Las Vegas Sands Corp.
3.50%	08/18/26	20,000	20,266
Lear Corp.
4.25%	05/15/29	31,000	33,505
5.25%	05/15/49	15,000	16,272
Leidos Inc.
2.95%	05/15/23	56,000	58,918	(h)
3.63%	05/15/25	15,000	16,612	(h)
4.38%	05/15/30	57,000	66,742	(h)
Liberty Mutual Group Inc.
3.95%	05/15/60	14,000	15,464	(h)
Life Storage LP
2.20%	10/15/30	40,000	40,094
Lincoln National Corp.
3.63%	12/12/26	30,000	33,798
4.35%	03/01/48	14,000	16,100
Lloyds Banking Group PLC
3.75%	01/11/27	200,000	221,868
Lockheed Martin Corp.
3.55%	01/15/26	17,000	19,352
3.80%	03/01/45	6,000	7,145
4.50%	05/15/36	23,000	29,414
Loews Corp.
3.20%	05/15/30	15,000	16,759
Lowe’s Companies Inc.
3.70%	04/15/46	5,000	5,729
4.05%	05/03/47	13,000	15,470
4.55%	04/05/49	17,000	21,809
LYB International Finance BV
4.88%	03/15/44	5,000	5,958
LYB International Finance II BV
3.50%	03/02/27	7,000	7,775
Marathon Oil Corp.
3.85%	06/01/25	12,000	12,320

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Mars Inc.
0.88%	07/16/26	$30,000	$29,806	(h)
1.63%	07/16/32	44,000	43,622	(h)
2.38%	07/16/40	44,000	43,689	(h)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	72,000	75,522
Masco Corp.
3.50%	11/15/27	5,000	5,567
Mastercard Inc.
3.85%	03/26/50	10,000	12,757
McCormick & Company Inc.
2.50%	04/15/30	24,000	25,676
3.25%	11/15/25	145,000	158,760
McDonald’s Corp.
3.60%	07/01/30	92,000	107,257
3.63%	09/01/49	14,000	15,675
3.70%	01/30/26	25,000	28,501
3.80%	04/01/28	24,000	27,986
4.20%	04/01/50	20,000	24,423
4.88%	12/09/45	13,000	16,850
Medtronic Inc.
4.63%	03/15/45	6,000	8,258
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	24,000	31,057
Merck & Company Inc.
1.45%	06/24/30	40,000	40,610
2.45%	06/24/50	35,000	34,854
2.75%	02/10/25	44,000	47,796
4.00%	03/07/49	8,000	10,144
MetLife Inc.
4.05%	03/01/45	6,000	7,335
4.72%	12/15/44	20,000	26,269
Microchip Technology Inc.
2.67%	09/01/23	139,000	143,809	(h)
Micron Technology Inc.
2.50%	04/24/23	135,000	140,129
Microsoft Corp.
2.40%	08/08/26	23,000	25,121
2.68%	06/01/60	8,000	8,436
3.45%	08/08/36	14,000	16,949
3.50%	02/12/35	16,000	19,716
3.70%	08/08/46	56,000	70,540
3.95%	08/08/56	42,000	55,239
4.10%	02/06/37	4,000	5,171
Molson Coors Beverage Co.
2.10%	07/15/21	42,000	42,440
4.20%	07/15/46	7,000	7,382
Morgan Stanley
2.75%	05/19/22	170,000	176,162
3.63%	01/20/27	5,000	5,659
3.70%	10/23/24	13,000	14,425
3.95%	04/23/27	66,000	74,675
4.35%	09/08/26	55,000	63,456
4.38%	01/22/47	20,000	25,962
5.00%	11/24/25	116,000	136,225
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	189,000	200,981	(d)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	35,000	40,162	(d)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	20,000	23,663	(d)
MPLX LP
1.75%	03/01/26	25,000	25,012
2.65%	08/15/30	35,000	34,173
3.38%	03/15/23	15,000	15,798
5.20%	12/01/47	12,000	12,866
5.25%	01/15/25	177,000	183,542
6.25%	10/15/22	44,000	44,064
MPLX LP (1.34% fixed rate until 11/02/20; 1.10% + 3 month USD LIBOR)
1.34%	09/09/22	55,000	54,970	(d)
Mylan Inc.
5.20%	04/15/48	15,000	18,715

		Principal Amount	Fair Value
Mylan N.V.
3.15%	06/15/21	$16,000	$16,257
3.95%	06/15/26	7,000	7,870
National Oilwell Varco Inc.
3.60%	12/01/29	41,000	39,967
National Retail Properties Inc.
4.00%	11/15/25	23,000	25,525
Newfield Exploration Co.
5.63%	07/01/24	137,000	132,982
Newmont Corp.
4.88%	03/15/42	20,000	27,265
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	34,000	38,121
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	23,000	26,173	(d)
NIKE Inc.
2.40%	03/27/25	49,000	52,687
3.38%	03/27/50	17,000	19,844
NiSource Inc.
3.95%	03/30/48	8,000	9,348
Noble Energy Inc.
3.85%	01/15/28	48,000	54,455
3.90%	11/15/24	17,000	18,616
4.20%	10/15/49	13,000	15,423
5.05%	11/15/44	6,000	7,847
Norfolk Southern Corp.
3.95%	10/01/42	18,000	21,396
Northrop Grumman Corp.
2.55%	10/15/22	10,000	10,419
3.85%	04/15/45	5,000	5,846
4.03%	10/15/47	4,000	4,893
Novartis Capital Corp.
2.20%	08/14/30	21,000	22,554
3.00%	11/20/25	4,000	4,439
Nucor Corp.
3.95%	05/01/28	25,000	29,154
Nutrien Ltd.
4.00%	12/15/26	9,000	10,385
4.90%	06/01/43	14,000	17,065
Nutrition & Biosciences Inc.
1.23%	10/01/25	31,000	31,010	(h)
3.47%	12/01/50	31,000	31,361	(h)
NVIDIA Corp.
2.85%	04/01/30	115,000	129,230
3.50%	04/01/50	20,000	23,354
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	125,000	132,287	(h)
Occidental Petroleum Corp.
2.70%	08/15/22	35,000	32,683
2.90%	08/15/24	18,000	15,276
4.85%	03/15/21	4,000	3,991
Oklahoma Gas & Electric Co.
3.25%	04/01/30	25,000	27,946
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	17,000	17,809
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	9,773
ONEOK Inc.
4.35%	03/15/29	26,000	27,115
Oracle Corp.
2.40%	09/15/23	14,000	14,728
2.65%	07/15/26	26,000	28,397
2.95%	04/01/30	41,000	45,844
3.60%	04/01/50	27,000	30,221
3.80%	11/15/37	8,000	9,366
4.00%	07/15/46 - 11/15/47	43,000	50,910
Otis Worldwide Corp.
2.06%	04/05/25	35,000	36,830
2.57%	02/15/30	15,000	16,121
3.36%	02/15/50	15,000	16,475
Owens Corning
4.40%	01/30/48	10,000	11,237

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Pacific Gas & Electric Co.
2.50%	02/01/31	$44,000	$41,859
Pacific Gas & Electric Co.
2.10%	08/01/27	25,000	24,223
3.30%	08/01/40	44,000	40,378
3.50%	08/01/50	20,000	18,010
PacifiCorp.
2.70%	09/15/30	125,000	137,694
6.25%	10/15/37	33,000	48,423
Parker-Hannifin Corp.
3.25%	06/14/29	25,000	28,015
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.81% + 5 year CMT Rate thereafter)
4.50%	10/01/50	100,000	100,514	(d)
PayPal Holdings Inc.
2.65%	10/01/26	35,000	38,175
3.25%	06/01/50	19,000	21,044
PepsiCo Inc.
1.63%	05/01/30	25,000	25,654
2.63%	07/29/29	35,000	38,719
3.45%	10/06/46	7,000	8,105
Petroleos Mexicanos
5.35%	02/12/28	15,000	12,862
5.63%	01/23/46	19,000	13,929
6.35%	02/12/48	15,000	11,263
6.49%	01/23/27	15,000	14,064	(h)
6.50%	03/13/27	40,000	37,476
7.69%	01/23/50	22,000	18,408	(h)
Pfizer Inc.
2.63%	04/01/30	20,000	22,271
2.70%	05/28/50	65,000	67,790
3.45%	03/15/29	11,000	12,867
3.60%	09/15/28	34,000	40,212
3.90%	03/15/39	17,000	20,732
4.13%	12/15/46	11,000	14,039
4.40%	05/15/44	6,000	7,900
Philip Morris International Inc.
1.50%	05/01/25	145,000	149,566
2.10%	05/01/30	20,000	20,639
3.38%	08/15/29	19,000	21,555
4.13%	03/04/43	8,000	9,385
Phillips 66
2.15%	12/15/30	140,000	135,927
Phillips 66 Partners LP
3.15%	12/15/29	77,000	76,617
3.75%	03/01/28	19,000	19,827
4.68%	02/15/45	17,000	17,154
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	69,000	66,481
3.65%	06/01/22	37,000	37,889
PPL Capital Funding Inc.
3.10%	05/15/26	29,000	32,062
Precision Castparts Corp.
4.38%	06/15/45	11,000	13,691
Prologis LP
4.38%	02/01/29	24,000	29,373
Prudential Financial Inc.
3.94%	12/07/49	29,000	32,658
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	33,000	37,301	(d)
Public Service Company of Colorado
3.70%	06/15/28	31,000	36,190
Public Service Electric & Gas Co.
2.38%	05/15/23	46,000	48,067
PVH Corp.
4.63%	07/10/25	85,000	88,775	(h)
QUALCOMM Inc.
1.30%	05/20/28	7,000	6,974	(h)
1.65%	05/20/32	8,000	7,916	(h)
3.25%	05/20/27	4,000	4,488
4.30%	05/20/47	5,000	6,419

		Principal Amount	Fair Value
Quest Diagnostics Inc.
2.95%	06/30/30	$10,000	$10,926
Ralph Lauren Corp.
1.70%	06/15/22	10,000	10,189
Raytheon Technologies Corp.
3.13%	05/04/27	66,000	73,321
3.50%	03/15/27	22,000	24,768	(h)
3.65%	08/16/23	2,000	2,162
3.95%	08/16/25	14,000	15,926
4.13%	11/16/28	6,000	7,100
4.15%	05/15/45	17,000	20,550
4.45%	11/16/38	16,000	19,685
4.50%	06/01/42	12,000	15,116
Realty Income Corp.
3.00%	01/15/27	9,000	9,792
3.25%	01/15/31	25,000	27,654
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	50,000	48,945
2.80%	09/15/50	25,000	23,434
Reliance Steel & Aluminum Co.
1.30%	08/15/25	31,000	30,976
2.15%	08/15/30	55,000	53,941
Reynolds American Inc.
4.45%	06/12/25	5,000	5,634
Rio Tinto Finance USA PLC
4.13%	08/21/42	11,000	14,098
Rockwell Automation Inc.
4.20%	03/01/49	18,000	23,587
Rogers Communications Inc.
5.00%	03/15/44	5,000	6,496
Roper Technologies Inc.
2.95%	09/15/29	28,000	30,782
Ross Stores Inc.
4.70%	04/15/27	54,000	63,672
Royalty Pharma PLC
0.75%	09/02/23	25,000	24,954	(h)
1.20%	09/02/25	30,000	29,952	(h)
1.75%	09/02/27	20,000	20,042	(h)
2.20%	09/02/30	10,000	9,985	(h)
3.30%	09/02/40	13,000	12,884	(h)
3.55%	09/02/50	10,000	9,692	(h)
RPM International Inc.
3.75%	03/15/27	16,000	17,585
Ryder System Inc.
2.90%	12/01/26	50,000	54,072
Sabine Pass Liquefaction LLC
4.20%	03/15/28	18,000	19,519
4.50%	05/15/30	15,000	16,898	(h)
5.00%	03/15/27	6,000	6,765
5.88%	06/30/26	41,000	48,488
Santander Holdings USA Inc.
3.70%	03/28/22	57,000	59,064
4.40%	07/13/27	15,000	16,459
Schlumberger Holdings Corp.
3.90%	05/17/28	36,000	38,751	(h)
Selective Insurance Group Inc.
5.38%	03/01/49	8,000	9,838
Sempra Energy
3.80%	02/01/38	10,000	11,191
4.00%	02/01/48	12,000	13,560
Shell International Finance BV
2.38%	08/21/22	38,000	39,430
3.13%	11/07/49	55,000	56,847
3.75%	09/12/46	12,000	13,509
4.13%	05/11/35	15,000	18,077
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	7,126
2.88%	09/23/23	21,000	22,275
3.20%	09/23/26	6,000	6,678
Simon Property Group LP
3.38%	06/15/27	20,000	21,326

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Southern California Edison Co.
2.40%	02/01/22	$28,000	$28,591
2.90%	03/01/21	46,000	46,486
4.00%	04/01/47	51,000	54,769
4.20%	03/01/29	38,000	43,715
Southern Company Gas Capital Corp.
3.95%	10/01/46	27,000	30,098
4.40%	05/30/47	4,000	4,807
Southern Copper Corp.
5.88%	04/23/45	12,000	16,280
Southwest Airlines Co.
2.63%	02/10/30	41,000	38,648
Southwestern Electric Power Co.
2.75%	10/01/26	19,000	20,454
Spectra Energy Partners LP
3.38%	10/15/26	5,000	5,488
4.50%	03/15/45	4,000	4,518
Spirit Realty LP
4.00%	07/15/29	30,000	31,202
Starbucks Corp.
4.00%	11/15/28	16,000	18,862
Steel Dynamics Inc.
3.45%	04/15/30	20,000	22,018
4.13%	09/15/25	117,000	119,565
Stryker Corp.
1.95%	06/15/30	55,000	56,113
2.90%	06/15/50	75,000	77,005
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	46,000	47,774
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,111
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	17,714
Sysco Corp.
3.25%	07/15/27	17,000	18,467
5.95%	04/01/30	10,000	12,630
6.60%	04/01/50	5,000	7,019
T-Mobile USA Inc.
3.75%	04/15/27	36,000	40,371	(h)
3.88%	04/15/30	3,000	3,406	(h)
4.50%	04/15/50	10,000	11,951	(h)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	200,000	207,668
Tampa Electric Co.
4.35%	05/15/44	32,000	39,618
Target Corp.
2.50%	04/15/26	18,000	19,686
Teck Resources Ltd.
3.90%	07/15/30	29,000	30,376	(h)
5.40%	02/01/43	8,000	8,403
Telefonica Emisiones S.A.
4.10%	03/08/27	150,000	170,518
Texas Instruments Inc.
3.88%	03/15/39	19,000	23,490
The Allstate Corp.
4.20%	12/15/46	10,000	12,563
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	39,000	40,950	(d)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	73,046	(d)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	42,000	40,721	(d)
The Boeing Co.
2.70%	02/01/27	50,000	48,761
2.95%	02/01/30	15,000	14,516
3.25%	03/01/28	14,000	13,834
3.55%	03/01/38	10,000	9,074
3.75%	02/01/50	15,000	13,688
5.04%	05/01/27	70,000	77,303
5.15%	05/01/30	49,000	55,078
5.81%	05/01/50	46,000	55,905

		Principal Amount	Fair Value
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	$64,000	$75,261	(h)
The Clorox Co.
1.80%	05/15/30	85,000	87,316
The Coca-Cola Co.
2.75%	06/01/60	51,000	51,873
The Dow Chemical Co.
2.10%	11/15/30	44,000	43,391
3.60%	11/15/50	44,000	44,465
4.25%	10/01/34	20,000	23,309
5.55%	11/30/48	17,000	22,258
The Estee Lauder Companies Inc.
2.38%	12/01/29	20,000	21,593
3.13%	12/01/49	15,000	16,551
The George Washington University
4.13%	09/15/48	25,000	30,705
The Goldman Sachs Group Inc.
2.60%	02/07/30	25,000	26,388
3.50%	04/01/25 - 11/16/26	82,000	90,604
3.85%	01/26/27	115,000	129,316
4.25%	10/21/25	164,000	186,143
5.15%	05/22/45	25,000	32,763
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	61,000	62,464	(d)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	26,000	29,590	(d)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	16,000	18,616	(d)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	43,000	50,093	(d)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	110,000	119,094
The Hartford Financial Services Group Inc. (2.41% fixed rate until 11/02/20; 2.13% + 3 month USD LIBOR)
2.41%	02/12/67	30,000	26,158	(d,h)
The Home Depot Inc.
2.70%	04/15/30	17,000	18,914
3.35%	04/15/50	29,000	33,475
3.50%	09/15/56	12,000	14,117
3.90%	12/06/28 - 06/15/47	28,000	33,834
4.50%	12/06/48	15,000	20,060
The Interpublic Group of Companies Inc.
3.75%	10/01/21	46,000	47,445
The Kroger Co.
2.20%	05/01/30	23,000	24,123
2.95%	11/01/21	40,000	40,991
4.65%	01/15/48	9,000	11,401
The Mosaic Co.
5.63%	11/15/43	4,000	4,700
The Procter & Gamble Co.
2.45%	03/25/25	15,000	16,232
3.60%	03/25/50	10,000	12,669
The Sherwin-Williams Co.
3.45%	06/01/27	6,000	6,750
4.50%	06/01/47	17,000	21,192
The Southern Co.
3.25%	07/01/26	9,000	10,035
4.40%	07/01/46	4,000	4,719
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	60,000	67,490	(d)
The Travelers Companies Inc.
2.55%	04/27/50	128,000	125,542
The Walt Disney Co.
2.65%	01/13/31	90,000	97,149
3.38%	11/15/26	4,000	4,507
3.60%	01/13/51	42,000	47,505

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.00%	10/01/23	$61,000	$66,551
4.75%	11/15/46	6,000	7,730
6.65%	11/15/37	35,000	52,685
The Williams Companies Inc.
3.75%	06/15/27	4,000	4,390
4.85%	03/01/48	17,000	19,032
4.90%	01/15/45	35,000	37,726
5.40%	03/04/44	5,000	5,649
Thermo Fisher Scientific Inc.
4.13%	03/25/25	3,000	3,419
4.50%	03/25/30	10,000	12,369
Time Warner Cable LLC
4.50%	09/15/42	5,000	5,418
6.55%	05/01/37	16,000	21,268
TJX Companies Inc.
4.50%	04/15/50	7,000	9,034
Total Capital International S.A.
3.46%	02/19/29	54,000	62,031
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	25,000	27,517
3.80%	03/21/29	34,000	39,865
TransCanada PipeLines Ltd.
4.25%	05/15/28	47,000	54,260
4.88%	01/15/26	9,000	10,575
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	50,000	50,859	(d)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	19,000	21,319
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	28,000	28,696	(d)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	73,000	73,347	(d)
TSMC Global Ltd.
0.75%	09/28/25	200,000	198,336	(h)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	8,000	9,622
Tyco Electronics Group S.A.
3.13%	08/15/27	19,000	20,806
Tyson Foods Inc.
4.00%	03/01/26	53,000	60,647
4.55%	06/02/47	4,000	5,050
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	64,000	63,716	(d)
UDR Inc.
2.10%	08/01/32	35,000	34,807
3.00%	08/15/31	20,000	21,683
Union Pacific Corp.
3.50%	06/08/23	37,000	39,857
3.60%	09/15/37	8,000	9,272
4.10%	09/15/67	14,000	16,639
4.30%	03/01/49	16,000	20,637
UnitedHealth Group Inc.
2.00%	05/15/30	45,000	47,038
4.45%	12/15/48	31,000	40,954
4.75%	07/15/45	28,000	38,028
Unum Group
4.50%	03/15/25	11,000	12,209
Vale S.A.
5.63%	09/11/42	8,000	9,495
Valero Energy Corp.
2.85%	04/15/25	23,000	24,128
4.00%	04/01/29	34,000	37,302
Ventas Realty LP
3.25%	10/15/26	29,000	30,852
Verizon Communications Inc.
3.00%	03/22/27	97,000	108,103
4.33%	09/21/28	24,000	29,136
4.40%	11/01/34	43,000	53,642

		Principal Amount	Fair Value
4.52%	09/15/48	$17,000	$22,354
4.67%	03/15/55	41,000	56,824
4.86%	08/21/46	91,000	124,347
5.25%	03/16/37	16,000	22,177
ViacomCBS Inc.
2.90%	01/15/27	11,000	11,861
3.45%	10/04/26	11,000	11,842
3.70%	06/01/28	14,000	15,521
5.25%	04/01/44	5,000	5,811
Virginia Electric & Power Co.
4.00%	11/15/46	31,000	38,451
Visa Inc.
2.00%	08/15/50	35,000	32,274
2.05%	04/15/30	25,000	26,785
2.70%	04/15/40	28,000	30,273
Vistra Operations Company LLC
3.55%	07/15/24	68,000	72,449	(h)
Vodafone Group PLC
4.38%	05/30/28	25,000	29,637
5.25%	05/30/48	12,000	15,483
Vornado Realty LP
3.50%	01/15/25	14,000	14,563
Vulcan Materials Co.
3.90%	04/01/27	6,000	6,795
Walmart Inc.
3.63%	12/15/47	14,000	17,133
3.70%	06/26/28	29,000	34,262
3.95%	06/28/38	14,000	17,521
4.05%	06/29/48	16,000	20,868
WEC Energy Group Inc.
3.55%	06/15/25	45,000	50,407
Wells Fargo & Co.
4.15%	01/24/29	47,000	55,233
4.75%	12/07/46	77,000	95,703
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	35,000	35,653	(d)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	90,000	93,823	(d)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	95,000	99,089	(d)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	14,000	15,002	(d)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	55,000	57,342	(d)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	140,000	152,778	(d)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	41,000	44,072	(d)
Western Midstream Operating LP
5.38%	06/01/21	46,000	46,342
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	54,000	55,778	(d)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	31,000	34,883	(d)
Willis North America Inc.
3.60%	05/15/24	22,000	24,021
3.88%	09/15/49	30,000	34,674
WPP Finance 2010
3.75%	09/19/24	24,000	26,320
WRKCo Inc.
3.00%	09/15/24	17,000	18,275
Xcel Energy Inc.
3.40%	06/01/30	35,000	40,168
Xilinx Inc.
2.95%	06/01/24	14,000	15,051

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Zoetis Inc.
3.00%	09/12/27	$7,000	$7,746
3.90%	08/20/28	17,000	20,099
			32,159,035

Non-Agency Collateralized Mortgage Obligations – 2.5%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	82,000	78,779	(d)
BANK 2017-BNK7
3.18%	09/15/60	617,000	690,636
BANK 2018-BNK15
4.41%	11/15/61	320,000	384,120	(d)
BANK 2019-BNK17
4.67%	04/15/52	34,000	35,270	(d)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.90%	11/15/35	63,111	63,114	(d,h)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	139,000	155,014
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	246,000	272,850
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	111,915
Citigroup Commercial Mortgage Trust 2015-GC35
4.64%	11/10/48	88,000	75,349	(d)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	403,000	449,602
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	98,805
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	119,583	136,026	(d)
4.03%	12/10/49	78,331	86,210	(d)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	64,000	71,326	(d)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	60,163	(d)
GS Mortgage Securities Trust 2015-GS1
4.57%	11/10/48	117,000	99,596	(d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	72,000	78,122
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	240,062	272,938
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	184,426	209,924
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	73,000	83,953	(d)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	419,000	459,970
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	403,000	452,771
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	25,000	26,535	(d)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	71,000	61,497	(d)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	228	2	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	777,545	23,117	(d,e)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	20,575	20,309	(d)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	54,000	57,161	(d)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%	02/15/48	816,115	35,671	(d,e)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	45,000	39,617
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	59,705
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	134,170	(d)
			4,884,237

		Principal Amount	Fair Value
Sovereign Bonds – 0.4%
Government of Chile
2.55%	01/27/32	$200,000	$211,258
Government of Colombia
2.63%	03/15/23	200,000	205,050
Government of Mexico
4.00%	10/02/23	24,000	26,070
4.75%	03/08/44	56,000	61,367
Government of Panama
3.16%	01/23/30	200,000	217,544
Government of Peru
5.63%	11/18/50	26,000	41,469
Government of Uruguay
5.10%	06/18/50	29,803	40,003
			802,761

Municipal Bonds and Notes – 0.1%
American Municipal Power Inc.
6.27%	02/15/50	25,000	36,217
Board of Regents of the University of Texas System
3.35%	08/15/47	25,000	29,859
Port Authority of New York & New Jersey
4.46%	10/01/62	30,000	38,374
State of California
4.60%	04/01/38	50,000	59,551
State of Illinois
5.10%	06/01/33	25,000	25,265
			189,266

Total Bonds and Notes (Cost $69,274,040)			72,739,420
		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 24.1%

Exchange Traded & Mutual Funds – 24.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $43,535,620)		454,734	46,087,260

Total Investments in Securities (Cost $162,088,919)			187,835,438
Short-Term Investments – 3.0%
Dreyfus Treasury Cash Management - Institutional Shares 0.00%		865,194	865,194	(j)
State Street Institutional Treasury Money Market Fund - Premier Class 0.02%		1,895,581	1,895,581	(j,k)
State Street Institutional Treasury Plus Fund - Premier Class 0.02%		865,194	865,194	(j,k)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07%		2,204,167	2,204,167	(j,k)

Total Short-Term Investments (Cost $5,830,136)			5,830,136

Total Investments (Cost $167,919,055)			193,665,574

Liabilities in Excess of Other Assets, net – (1.1)%			(2,124,573)

NET ASSETS – 100.0%			$191,541,001

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,772	1.00%/ Quarterly	12/20/24	$22,375	$(38,708)	$61,083
Markit CDX North America High Yield Index	Intercontinental Exchange	1,769	5.00%/ Quarterly	06/20/25	86,332	(102,687)	189,019
							$250,102

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2020	3	$502,172	$502,800	$628
Ultra Long-Term U.S. Treasury Bond Futures	December 2020	7	1,550,713	1,552,687	1,974
2 Yr. U.S. Treasury Notes Futures	December 2020	25	5,521,140	5,524,023	2,883
U.S. Long Bond Futures	December 2020	1	177,668	176,281	(1,387)
					$4,098

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2020	17	$(2,138,873)	$(2,142,531)	$(3,658)
10 Yr. U.S. Treasury Notes Futures	December 2020	20	(3,202,296)	(3,198,437)	3,859
10 Yr. U.S. Treasury Notes Futures	December 2020	19	(2,650,719)	(2,651,094)	(375)
					$(174)
					$3,924

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $4,110,010 or 2.15% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Step coupon bond.

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

(j)	Coupon amount represents effective yield.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$67,365,983	$—	$—	$67,365,983
	Foreign Equity	1,642,775	—	—	1,642,775
	U.S. Treasuries	—	12,953,942	—	12,953,942
	Agency Mortgage Backed	—	17,197,230	—	17,197,230
	Agency Collateralized Mortgage Obligations	—	3,083,197	—	3,083,197
	Asset Backed	—	1,469,752	—	1,469,752
	Corporate Notes	—	32,159,035	—	32,159,035
	Non-Agency Collateralized Mortgage Obligations	—	4,884,237	—	4,884,237
	Sovereign Bonds	—	802,761	—	802,761
	Municipal Bonds and Notes	—	189,266	—	189,266
	Exchange Traded & Mutual Funds	46,087,260	—	—	46,087,260
	Short-Term Investments	5,830,136	—	—	5,830,136

	Total Investments in Securities	$120,926,154	$72,739,420	$—	$193,665,574

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$250,102	$—	$250,102
	Long Futures Contracts - Unrealized Appreciation	5,485	—	—	5,485
	Long Futures Contracts - Unrealized Depreciation	(1,387)	—	—	(1,387)
	Short Futures Contracts - Unrealized Appreciation	3,859	—	—	3,859
	Short Futures Contracts - Unrealized Depreciation	(4,033)	—	—	(4,033)

	Total Other Financial Instruments	$3,924	$250,102	$—	$254,026

The Fund was invested in the following countries/territories at September 30, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	96.78%
United Kingdom	0.86%
Ireland	0.45%
Canada	0.43%
Netherlands	0.23%
Japan	0.13%
Switzerland	0.13%
Panama	0.11%
Chile	0.11%
Colombia	0.11%
British Virgin	0.10%
Mexico	0.10%
Spain	0.09%
Australia	0.07%
Luxembourg	0.07%
Bermuda	0.06%
France	0.03%

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Jersey	0.03%
Germany	0.02%
Peru	0.02%
Uruguay	0.02%
India	0.02%
Norway	0.01%
China	0.01%
Brazil	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.80%	0.00%	23.80%
Technology Hardware, Storage & Peripherals	2.45%	0.02%	2.47%
Systems Software	2.33%	0.00%	2.33%
Interactive Media & Services	1.97%	0.00%	1.97%
Internet & Direct Marketing Retail	1.88%	0.00%	1.88%
Semiconductors	1.61%	0.00%	1.61%
Data Processing & Outsourced Services	1.55%	0.00%	1.55%
Pharmaceuticals	1.48%	0.01%	1.49%
Healthcare Equipment	1.15%	0.17%	1.32%
Application Software	0.94%	0.00%	0.94%
Diversified Banks	0.93%	0.00%	0.93%
Biotechnology	0.77%	0.00%	0.77%
Electric Utilities	0.66%	0.00%	0.66%
Household Products	0.65%	0.00%	0.65%
Managed Healthcare	0.58%	0.00%	0.58%
Movies & Entertainment	0.58%	0.00%	0.58%
Integrated Telecommunication Services	0.58%	0.00%	0.58%
Aerospace & Defense	0.57%	0.00%	0.57%
Home Improvement Retail	0.54%	0.00%	0.54%
Multi-Sector Holdings	0.54%	0.00%	0.54%
Soft Drinks	0.53%	0.00%	0.53%
Specialized REITs	0.51%	0.00%	0.51%
Restaurants	0.46%	0.00%	0.46%
Hypermarkets & Super Centers	0.45%	0.00%	0.45%
Life Sciences Tools & Services	0.44%	0.00%	0.44%
Financial Exchanges & Data	0.41%	0.00%	0.41%
IT Consulting & Other Services	0.23%	0.18%	0.41%
Cable & Satellite	0.40%	0.00%	0.40%
Industrial Conglomerates	0.39%	0.00%	0.39%
Integrated Oil & Gas	0.37%	0.00%	0.37%
Packaged Foods & Meats	0.36%	0.00%	0.36%
Multi-Utilities	0.34%	0.00%	0.34%
Railroads	0.34%	0.00%	0.34%
Industrial Machinery	0.28%	0.02%	0.30%
Communications Equipment	0.28%	0.00%	0.28%
Regional Banks	0.28%	0.00%	0.28%
Specialty Chemicals	0.27%	0.00%	0.27%
Air Freight & Logistics	0.26%	0.00%	0.26%
Asset Management & Custody Banks	0.26%	0.00%	0.26%
Property & Casualty Insurance	0.24%	0.00%	0.24%
Industrial Gases	0.08%	0.16%	0.24%
Tobacco	0.24%	0.00%	0.24%
Investment Banking & Brokerage	0.24%	0.00%	0.24%
Healthcare Services	0.23%	0.00%	0.23%
Footwear	0.20%	0.00%	0.20%
Insurance Brokers	0.10%	0.10%	0.20%
General Merchandise Stores	0.20%	0.00%	0.20%
Construction Machinery & Heavy Trucks	0.19%	0.00%	0.19%
Semiconductor Equipment	0.19%	0.00%	0.19%
Consumer Finance	0.17%	0.00%	0.17%
Electrical Components & Equipment	0.17%	0.00%	0.17%
Building Products	0.11%	0.05%	0.16%
Interactive Home Entertainment	0.15%	0.00%	0.15%
Oil & Gas Exploration & Production	0.15%	0.00%	0.15%
Apparel Retail	0.14%	0.00%	0.14%
Life & Health Insurance	0.14%	0.00%	0.14%

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Automotive Retail	0.11%	0.00%	0.11%
Industrial REITs	0.11%	0.00%	0.11%
Research & Consulting Services	0.07%	0.04%	0.11%
Residential REITs	0.10%	0.00%	0.10%
Home Building	0.09%	0.00%	0.09%
Hotels, Resorts & Cruise Lines	0.09%	0.00%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Healthcare Supplies	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Automobile Manufacturers	0.08%	0.00%	0.08%
Oil & Gas Refining & Marketing	0.08%	0.00%	0.08%
Healthcare Distributors	0.08%	0.00%	0.08%
Oil & Gas Storage & Transportation	0.08%	0.00%	0.08%
Airlines	0.08%	0.00%	0.08%
Electronic Components	0.07%	0.00%	0.07%
Retail REITs	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Commodity Chemicals	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Gold	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Diversified Support Services	0.06%	0.00%	0.06%
Oil & Gas Equipment & Services	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Apparel, Accessories & Luxury Goods	0.06%	0.00%	0.06%
Multi-Line Insurance	0.06%	0.00%	0.06%
Specialty Stores	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.05%	0.00%	0.05%
Healthcare Facilities	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Office REITs	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Electronic Equipment & Instruments	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Construction & Engineering	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Gas Utilities	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Diversified Chemicals	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Publishing	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%

			59.43%

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
Corporate Notes	16.61%
Agency Mortgage Backed	8.88%
U.S. Treasuries	6.69%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Collateralized Mortgage Obligations	1.59%
Asset Backed	0.76%
Sovereign Bonds	0.41%
Municipal Bonds and Notes	0.10%

37.56%

Short-Term Investments
Short-Term Investments	3.01%

3.01%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income	Capital Gains Distributions
State Street Corp.	984	77,835	5,106	14,148	(2,424)	(15,286)	861	$51,083	1,453	—
State Street Global Equity ex-U.S. Index Portfolio	4,975,074	53,034,284	2,160,000	6,450,000	(96,151)	(2,560,873)	454,734	46,087,260	—	—
State Street Institutional Treasury Money Market Fund - Premier Class	8,797,356	8,797,356	22,655,937	29,557,712	—	—	1,895,581	1,895,581	27,496	—
State Street Institutional Treasury Plus Fund - Premier Class	2,789,007	2,789,007	1,765,882	3,689,695	—	—	865,194	865,194	8,013	—
State Street Institutional U.S. Government Money Market Fund-Class G Shares	9,178,722	9,178,722	33,368,543	40,343,098	—	—	2,204,167	2,204,167	29,014	—

TOTAL		$73,877,204	$59,955,468	$80,054,653	$(98,575)	$(2,576,159)		$51,103,285	$65,976	$—

See accompanying notes to schedule of investments.

Elfun Diversified Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

Elfun Diversified Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2020, the Fund entered into futures contracts to manage interest rate risk.

Credit Default Swaps

During the period ended September 30, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Elfun Diversified Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.